Financial Instruments - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 14, 2022
Disclosure of detailed information about financial instruments [line items]
Transfers between Level 1 and Level 2 fair value measurements, financial assets	$ 0	$ 0
Transfers between Level 1 and Level 2 fair value measurements, financial liabilities	0	0
Transfers between Level 2 and Level 1 fair value measurements, financial assets	0	0
Transfers between Level 2 and Level 1 fair value measurements, financial liabilities	0	0
Transfers into Level 3 fair value measurements, financial assets	0	0
Transfers into Level 3 fair value measurements, financial liabilities	0	0
Transfers out of Level 3 fair value measurements, financial assets	0	0
Transfers out of Level 3 fair value measurements, financial liabilities	0	0
Gain (loss) recognized due to discontinuation of cash flow hedge accounting	0	93,000	$ (222,000)
Trade receivables	124,570,000	113,107,000
Unbilled revenue	107,777,000	99,785,000
Unused lines of credit	$ 134,084,000
Contingent consideration [member] | Discount rate, measurement input [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	6.45
Contingent consideration [member] | Discount rate, measurement input [member] | The Smart Cube Limited [Member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	4.93
Contingent consideration [member] | Discount rate, measurement input [member] | OptiBuy [Member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	2.9			2.9
Contingent consideration [member] | Discount rate, measurement input [member] | Vuram [Member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	2.75
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Rate of appreciation or depreciation of the foreign currencies against the functional currency of the company	10.00%
Effect on statement of profit before tax from operating activities due to appreciation or depreciation of the foreign currencies against the functional currency of the company	$ 863,000
Currency risk [member] | UK Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Rate of appreciation or depreciation of the foreign currencies against the functional currency of the company	10.00%
Effect on statement of profit before tax from operating activities due to appreciation or depreciation of the foreign currencies against the functional currency of the company	$ 32,343,000
Currency risk [member] | Indian Rupees [member]
Disclosure of detailed information about financial instruments [line items]
Rate of appreciation or depreciation of the foreign currencies against the functional currency of the company	10.00%
Effect on statement of profit before tax from operating activities due to appreciation or depreciation of the foreign currencies against the functional currency of the company	$ 51,271,000
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	124,570,000	113,107,000
Unbilled revenue	107,777,000	$ 99,785,000
Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedges, expected to be reclassified from other comprehensive income into profit (loss)	$ 41,000
Reclassification period for cash flow hedges	24 months